Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 3
Entity Central Index Key	0001104631
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
PGIM Real Assets Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class A
Trading Symbol	PUDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class A	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 50,630,326
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 50,630,326
Number of fund holdings	9
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Fund Composition	% of Net Assets
Real Estate	26.6%
TIPS	22.4%
Commodity	21.6%
Utilities/Infrastructure	14.5%
Natural Resources	8.0%
Exchange-Traded Fund - Commodity	5.6%
Affiliated Mutual Fund - Short Term Investment	1.1%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

PGIM Real Assets Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class C
Trading Symbol	PUDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class C	$72	1.34%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.34%
Net Assets	$ 50,630,326
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 50,630,326
Number of fund holdings	9
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Fund Composition	% of Net Assets
Real Estate	26.6%
TIPS	22.4%
Commodity	21.6%
Utilities/Infrastructure	14.5%
Natural Resources	8.0%
Exchange-Traded Fund - Commodity	5.6%
Affiliated Mutual Fund - Short Term Investment	1.1%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

PGIM Real Assets Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class Z
Trading Symbol	PUDZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class Z	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 50,630,326
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 50,630,326
Number of fund holdings	9
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Fund Composition	% of Net Assets
Real Estate	26.6%
TIPS	22.4%
Commodity	21.6%
Utilities/Infrastructure	14.5%
Natural Resources	8.0%
Exchange-Traded Fund - Commodity	5.6%
Affiliated Mutual Fund - Short Term Investment	1.1%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

PGIM Real Assets Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class R6
Trading Symbol	PUDQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX
MONTHS
?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class R6	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
Net Assets	$ 50,630,326
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 50,630,326
Number of fund holdings	9
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Fund Composition	% of Net Assets
Real Estate	26.6%
TIPS	22.4%
Commodity	21.6%
Utilities/Infrastructure	14.5%
Natural Resources	8.0%
Exchange-Traded Fund - Commodity	5.6%
Affiliated Mutual Fund - Short Term Investment	1.1%
99.8%
Other assets in excess of liabilities	0.2%
100.0%